Schedule of distribution and sale of energy and gas (Details)	12 Months Ended
Dec. 31, 2021
Madeira Energia S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Affiliated company
Description	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia
Name of affiliated	Madeira Energia S.A. (‘Madeira’
Ativas Datacenter S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Affiliated entity
Description	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations
Name of affiliated	Ativas Datacenter S.A. (‘Ativas’
Fip melbourne [member]
IfrsStatementLineItems [Line Items]
Classification	Affiliated entity
Description	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’)
Name of affiliated	FIP Melbourne (Usina de Santo Antônio)
Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation engaged in the production and sale of energy through building and commercial
Name of joint venture	Guanhães Energia S.A. (‘Guanhães Energia’) (1)
Light Ger S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation classified as independent power producer, formed to build and operate
Name of joint venture	LightGer S.A. (‘LightGer’) (1)
Usina Hidreletrica Itaocara S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and
Name of joint venture	Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)
Axxiom Solucoes Tecnologicas S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%)
Name of joint venture	Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)
Hidreletrica Cachoeirao S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Production and sale of energy as an independent power produce
Name of joint venture	Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)
Hidreletrica Pipoca S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Independent production of energy, through construction and commercial operation
Name of joint venture	Hidrelétrica Pipoca S.A. (‘Pipoca’)
Retiro Baixo Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation that holds the concession to operate
Name of joint venture	Retiro Baixo Energética S.A. (‘RBE’)
Amazonia Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’
Name of joint venture	Amazônia Energia Participações S.A (‘Amazônia Energia’
Alianca Norte Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Special-purpose company created by Cemig GT (49% ownership) and Vale S.A. 51%, for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’)
Name of joint venture	Aliança Norte Energia Participações S.A. (‘Aliança Norte’)
Baguari Energia S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation engaged in the construction, operation, maintenance and commercial operation
Name of joint venture	Baguari Energia S.A. (‘Baguari Energia’
Alianca Geracaode Energia S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets
Name of joint venture	Aliança Geração de Energia S.A. (‘Aliança’)
Transmissora Aliancade Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Corporation engaged in the construction, operation and maintenance of energy transmission facilities all states of Brazil through direct and indirect equity interests in investees
Name of joint venture	Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)
U F V 1 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Janaúba Geração de Energia
U F V 2 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Elétrica Distribuída SA
U F V 3 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Corinto Geração de Energia
U F V 4 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Elétrica Distribuída SA
U F V 5 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Manga Geração de Energia Elétrica
U F V 6 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Distribuída SA
U F V 7 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Bonfinópolis II Geração de Energia
U F V 8 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Elétrica Distribuída SA
U F V 9 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,
U F V 10 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Lontra Geração de Energia Elétrica Distribuída SA,
U F V 11 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Mato Verde Geração de Energia Elétrica Distribuída SA,
U F V 12 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Mirabela Geração de Energia Elétrica Distribuída SA,
U F V 13 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Porteirinha Geração de Energia Elétrica Distribuída SA and
U F V 14 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A.
U F V 15 [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	UFV Brasilândia Geração de Energia Elétrica Distribuída S.A.
U F V [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Generation of electric power from photovoltaic solar sources to the Distributed Generation market (‘Geração Distribuída’), with total installed capacity of 53.61MWp. The wholly owned subsidiary Cemig Sim and Mori Energia holds 49% and 51% of the total equity, respectively.
Renova Energia S A [Member]
IfrsStatementLineItems [Line Items]
Classification	Jointly controlled entity
Description	Listed company engaged in the development, construction and operation of plants generating power from renewable sources — wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities, In-Court Supervised Reorganization. Renova is the owner of three Small Hydroelectric Plants, representing 5.7 MW of the total installed generation capacity of Cemig GT. In 2021 Cemig GT classified its equity interest in Renova as a non-current asset held for sale.
Name of joint venture	Renova Energia S.A. (‘Renova Energia’) — In-Court Supervised Reorganization (2)
Cemig Geracaoe Transmissao S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)
Classification	Subsidiary
Description	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 67 power plants (60 of which are hydroelectric, 6 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,755 MW (5)
Cemig Baguari [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Baguari
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig geracao tres marias sa [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Três Marias S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW (5), and guaranteed offtake level of 239 MW (5) average.
Cemig Geracao Salto Grandes S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Salto Grande S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW (5), and guaranteed offtake level of 75 MW (5) average.
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Itutinga S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW (4), and guaranteed offtake level of 28 MW (5) average.
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Camargos S.A
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Sul S.A
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW (5); guaranteed offtake level of 27.42 MW (5) average.
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Leste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW (5); guaranteed offtake level of 18.64 MW (5) average.
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Oeste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW (5), and guaranteed offtake level of 11.21 MW (5) average.
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Rosal Energia S.A. (‘Rosal’)
Classification	Subsidiary
Description	Corporation that holds the concession
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sá Carvalho S.A. (‘Sá Carvalho’)
Classification	Subsidiary
Description	Corporation that holds the concession to generate and sell energy
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Horizontes Energia S.A. (‘Horizontes’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig PCH S.A. (‘PCH’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Trading S.A. (‘Cemig Trading’)
Classification	Subsidiary
Description	Corporation engaged in trading and intermediation of energy.
Empresade Servicose Comercializacaode Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Empresa de Serviços e Comercialização de Energia Elétrica S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geracao Poco Fundo [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Geração Poço Fundo
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy, as an independent producer
Central Eolica Praiasde Parajuru S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Central Eólica Praias de Parajuru S.A
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará
Central Eolica Voltado Rio S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará
Cemig Distribuicao S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)
Classification	Subsidiary
Description	Wholly owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhiade Gasde Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Companhia de Gás de Minas Gerais (‘Gasmig’
Classification	Subsidiary
Description	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Efficientia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cemig Sim (‘Efficientia’)
Classification	Subsidiary
Description	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
Companhia De Transmissao Centroeste De Minas Centroeste [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas (‘Centroeste’) (3)
Classification	Subsidiary
Description	Corporation engaged in the construction, operation and maintenance of the
Sete Lagoas Transmissora De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sete Lagoas Transmissora de Energia S.A. (“SLTE”) (4)
Classification	Subsidiary
Description	Energy transmission service concession, through construction, operation and maintenance of the energy transmission infrastructure of the Sete Lagoas 4 Substation in the city of Sete Lagoas, Minas Gerais.